Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Practices
The Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments to its executive officers, and the Committee does not presently intend to introduce such awards into the executive compensation program. Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar awards in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant such awards in the future, the Committee intends to adopt appropriate policies and practices regarding the timing of the awards in relation to the disclosure of material nonpublic information. As part of the Company’s annual director compensation program, each non-employee director is granted 750 stock appreciation rights (“SARs”) under the Company’s 2019 Stock Appreciation Rights Plan (the “2019 Plan”) on the date of each annual meeting of shareholders.